WRL LETTERHEAD










				May 31, 2002




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  File Desk

	Re:	Western Reserve Life Assurance Co. of Ohio
		WRL Series Life Account
		WRL Freedom Elite Builder (File No. 333-58322)


	Filer CIK No.:  0000778209

Dear Sir or Madam:

	Pursuant to Rule 497(d) on behalf of the above-referenced
Registrant, attached for electronic filing via EDGAR is a Supplement dated June 1, 2002 to the Registrant's Prospectus dated May 1, 2002.

	Please do not hesitate to contact me if you have any questions or concerns regarding this filing. I can be reached at (727) 299-1747.


						Sincerely,


			/s/ Priscilla I. Hechler
			Priscilla I. Hechler
						Assistant Vice President and
						Assistant Secretary

Attachment
cc:  John K. Carter, Esq.
       Mary Jane Wilson-Bilik, Esq.